Commitments - Additional Information (Detail) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 12, 2019 MXN ($)	Dec. 12, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2014 USD ($)
Commitments [Line Items]
Authorized capital investments				$ 15,802,088
PAC Kingston Airport Limited (PACKAL) [Member]
Commitments [Line Items]
Capital Investments		$ 2,200,000	$ 0		$ 101,400,000
MBJA [Member]
Commitments [Line Items]
Capital Investments	$ 4,600,000	$ 6,400,000	$ 7,079,559		$ 111,700,000	$ 28,382,604
April 2015 to March 2020 [Member] | Airport Authority in Jamaica [Member]
Commitments [Line Items]
Authorized capital investments							$ 37,940,000